Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property plant and equipment

	Furniture and equipment	Vehicle	IPP facilities	BESS projects	Total
Cost:
Balance, June 30, 2025	$7	$36	$38,269	-	$38,312
Reclassification from construction in progress	-	-	9,614	13,815	23,429
Adjustment - Capital expenditure refunds	-	-	(246)	-	(246)
Foreign currency impact	-	-	276	-	276
Balance, June 30, 2026	$7	$36	$47,913	13,815	$61,771

Accumulated depreciation:
Balance, June 30, 2025 ((Restated – note 2(e)(i))	$7	$10	$9,017	-	$9,034
Depreciation	-	4	2,882	128	3,014
Impairment (note 25)	-	-	247	804	1,051
Balance,June 30, 2026	$7	$14	$12,146	932	$13,099
Net Book Value, June 30, 2026	$-	$22	$35,767	12,883	$48,672

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690
Additions from acquisition (note 19)	-	-	-	34,772	34,772
Dispositions	(19)	(50)	-	(79)	(148)
Foreign currency impact	-	-	-	(2)	(2)
Balance, June 30, 2025	$-	$7	$36	$38,269	38,312

Accumulated depreciation:
Balance, June 30, 2024	$16	$45	$4	$170	$235
Dispositions	(16)	(39)	-	-	(55)
Depreciation	-	1	6	2,781	2,788
Impairment (note 25)	-	-	-	837	837
Reallocation of impairment loss (note 2(e)(i))	-	-	-	5,229	5,229
Foreign currency impact	-	-	-	-	-
Balance, June 30, 2025 (Restated – note 2(e)(i))	$-	$7	$10	9,017	9,034
Net Book Value - June 30, 2025 (Restated – note 2(e)(i))	$-	$-	$26	$29,252	$29,278